SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Note 18 — SUBSEQUENT EVENTS

The Group has performed an evaluation of subsequent events through to the date the unaudited condensed consolidated financial statements were issued, and determined that no events would have required adjustment to or disclosure in the unaudited condensed consolidated financial statements, except for the events mentioned below:

On August 12, 2026, Kebiao Technology obtained an RMB4,500,000 loan from Bank of China for a term of twenty-four months, at a fixed annual interest rate of 2.80% per annum.